UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2023

WESTERN ASSET

SMASh SERIES CORE

PLUS COMPLETION FUND

The Securities and Exchange Commission has adopted new regulations that will result in changes to the design and delivery of annual and semi-annual shareholder reports beginning in July 2024.

If you have previously elected to receive shareholder reports electronically, you will continue to do so and need not take any action.

Otherwise, paper copies of the Fund’s shareholder reports will be mailed to you beginning in July 2024. If you would like to receive shareholder reports and other communications from the Fund electronically instead of by mail, you may make that request at any time by contacting your financial intermediary (such as a broker-dealer or bank).

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to maximize total return consisting of capital appreciation and income, consistent with prudent investment management.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset SMASh Series Core Plus Completion Fund for the six-month reporting period ended June 30, 2023.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 31, 2023

II	Western Asset SMASh Series Core Plus Completion Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2023 and December 31, 2022 and does not include derivatives, such as written options, futures contracts, forward foreign currency contracts and swap contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2023 and held for the six months ended June 30, 2023.

Actual expenses

The table below titled “Based on actual total return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on hypothetical total return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2,3]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[3,4]
5.37%	$1,000.00	$1,053.70	0.00%	$0.00	5.00%	$1,000.00	$1,024.79	0.00%	$0.00

[1]	For the six months ended June 30, 2023.

[2]

Total return is not annualized, as it may not be representative of the total return for the year. Past performance is no guarantee of future results. Performance figures do not reflect any fees stated below in Note 3. If such fees were included, the return shown would have been lower.

[3]

All figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses.

[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

2	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Schedule of investments (unaudited)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 22.9%
Communication Services — 3.1%
Diversified Telecommunication Services — 0.1%
Altice Financing SA, Senior Secured Notes	5.750%	8/15/29	1,720,000	$1,334,206	(a)
Altice France SA, Senior Secured Notes	5.500%	1/15/28	200,000	151,260	(a)
Altice France SA, Senior Secured Notes	5.500%	10/15/29	970,000	694,658	(a)
Total Diversified Telecommunication Services				2,180,124
Entertainment — 0.1%
Netflix Inc., Senior Notes	5.875%	2/15/25	2,845,000	2,858,941
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	1,200,000	1,201,265
Total Entertainment				4,060,206
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	5,350,000	4,368,542	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	5/1/32	8,260,000	6,603,306
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.500%	6/1/33	2,220,000	1,745,697	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	100,000	98,095
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	2,000,000	1,881,573
DISH DBS Corp., Senior Notes	5.875%	11/15/24	5,100,000	4,466,996
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,220,000	749,537
DISH DBS Corp., Senior Notes	5.125%	6/1/29	3,150,000	1,465,825
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	2,260,000	1,817,147	(a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	420,000	313,177	(a)
Fox Corp., Senior Notes	5.476%	1/25/39	2,000,000	1,870,017
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	2,500,000	2,549,851
Virgin Media Secured Finance PLC, Senior Secured Notes	5.500%	5/15/29	3,300,000	2,988,128	(a)
Total Media				30,917,891
Wireless Telecommunication Services — 1.8%
America Movil SAB de CV, Senior Notes	6.125%	3/30/40	1,500,000	1,597,652

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	3

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Wireless Telecommunication Services — continued
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	5,500,000	$4,451,621	(a)
CSC Holdings LLC, Senior Notes	4.125%	12/1/30	650,000	455,319	(a)
CSC Holdings LLC, Senior Notes	3.375%	2/15/31	1,150,000	779,539	(a)
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	18,090,000	12,631,907	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	650,000	689,581
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	5,490,000	6,641,374
Sprint LLC, Senior Notes	7.875%	9/15/23	180,000	180,597
Sprint LLC, Senior Notes	7.625%	2/15/25	1,973,000	2,017,128
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	1,350,000	1,241,670
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	4,230,000	3,677,680
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	3,880,000	3,507,318
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	9,200,000	8,127,126
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	1,000,000	731,693
Vmed O2 UK Financing I PLC, Senior Secured Notes	4.750%	7/15/31	730,000	607,771	(a)
Total Wireless Telecommunication Services				47,337,976
Total Communication Services				84,496,197
Consumer Discretionary — 3.9%
Automobiles — 2.6%
Ford Motor Co., Senior Notes	3.250%	2/12/32	150,000	118,141
Ford Motor Co., Senior Notes	6.100%	8/19/32	4,770,000	4,627,525
Ford Motor Credit Co. LLC, Senior Notes	5.125%	6/16/25	200,000	194,686
Ford Motor Credit Co. LLC, Senior Notes	3.375%	11/13/25	5,580,000	5,193,889
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	2,750,000	2,597,133
Ford Motor Credit Co. LLC, Senior Notes	3.815%	11/2/27	250,000	223,676
Ford Motor Credit Co. LLC, Senior Notes	7.350%	11/4/27	10,000,000	10,236,200
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/16/28	2,130,000	1,826,320
Ford Motor Credit Co. LLC, Senior Notes	2.900%	2/10/29	200,000	165,700
Ford Motor Credit Co. LLC, Senior Notes	5.113%	5/3/29	230,000	213,526
Ford Motor Credit Co. LLC, Senior Notes	7.350%	3/6/30	22,000,000	22,492,074
Ford Motor Credit Co. LLC, Senior Notes	4.000%	11/13/30	12,260,000	10,488,225
Ford Motor Credit Co. LLC, Senior Notes	3.625%	6/17/31	13,420,000	11,013,724
Total Automobiles				69,390,819
Broadline Retail — 0.6%
Prosus NV, Senior Notes	3.061%	7/13/31	19,380,000	15,159,870	(a)
Diversified Consumer Services — 0.0%††
Service Corp. International, Senior Notes	7.500%	4/1/27	1,370,000	1,407,738

See Notes to Financial Statements.

4	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.875%	1/15/28	460,000	$420,950	(a)
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	3.500%	2/15/29	1,960,000	1,720,735	(a)
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	310,000	303,743
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	3,540,000	3,251,171	(a)
Wynn Macau Ltd., Senior Notes	5.625%	8/26/28	7,740,000	6,762,206	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	3,080,000	3,064,113	(a)
Total Hotels, Restaurants & Leisure				15,522,918
Household Durables — 0.0%††
MDC Holdings Inc., Senior Notes	6.000%	1/15/43	1,650,000	1,490,371
Textiles, Apparel & Luxury Goods — 0.1%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	1,840,000	1,720,098	(a)
Total Consumer Discretionary				104,691,814
Consumer Staples — 1.2%
Food Products — 0.3%
Kraft Heinz Foods Co., Senior Notes	4.250%	3/1/31	1,360,000	1,295,148
Kraft Heinz Foods Co., Senior Notes	6.750%	3/15/32	432,000	475,556
Kraft Heinz Foods Co., Senior Notes	6.875%	1/26/39	1,130,000	1,274,682
Kraft Heinz Foods Co., Senior Notes	7.125%	8/1/39	330,000	367,863	(a)
Kraft Heinz Foods Co., Senior Notes	4.625%	10/1/39	330,000	298,533
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	1,810,000	1,694,849
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	2,160,000	1,837,168
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	2,730,000	2,710,101
Total Food Products				9,953,900
Personal Care Products — 0.1%
Kenvue Inc., Senior Notes	4.900%	3/22/33	2,150,000	2,176,744	(a)
Tobacco — 0.8%
Altria Group Inc., Senior Notes	5.800%	2/14/39	5,000,000	4,899,969
Altria Group Inc., Senior Notes	5.950%	2/14/49	7,500,000	7,127,971
Altria Group Inc., Senior Notes	6.200%	2/14/59	792,000	765,483
BAT Capital Corp., Senior Notes	3.734%	9/25/40	10,000,000	7,125,249
BAT Capital Corp., Senior Notes	3.984%	9/25/50	2,500,000	1,687,241
Total Tobacco				21,605,913
Total Consumer Staples				33,736,557

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Energy — 5.2%
Oil, Gas & Consumable Fuels — 5.2%
Apache Corp., Senior Notes	5.100%	9/1/40	6,268,000	$5,101,494
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	4,820,000	4,023,182	(a)
Cheniere Energy Inc., Senior Secured Notes	4.625%	10/15/28	3,160,000	2,953,927
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	7,030,000	5,793,071
Continental Resources Inc., Senior Notes	4.375%	1/15/28	10,830,000	10,177,464
Devon Energy Corp., Senior Notes	8.250%	8/1/23	320,000	320,169
Devon Energy Corp., Senior Notes	5.250%	10/15/27	170,000	167,547
Devon Energy Corp., Senior Notes	5.875%	6/15/28	720,000	718,061
Devon Energy Corp., Senior Notes	5.000%	6/15/45	1,250,000	1,085,256
Ecopetrol SA, Senior Notes	4.625%	11/2/31	21,540,000	16,647,508
Ecopetrol SA, Senior Notes	5.875%	5/28/45	1,170,000	802,719
Energy Transfer LP, Junior Subordinated Notes (3 mo. USD LIBOR + 4.028%)	9.349%	7/17/23	2,880,000	2,588,400	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	3,170,000	2,887,299	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	600,000	536,260	(b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	8,010,000	6,811,877	(b)(c)
EQM Midstream Partners LP, Senior Notes	5.500%	7/15/28	490,000	464,087
EQT Corp., Senior Notes	3.900%	10/1/27	2,520,000	2,332,057
EQT Corp., Senior Notes	5.000%	1/15/29	180,000	169,634
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	500,000	465,205	(a)
KazMunayGas National Co. JSC, Senior Notes	6.375%	10/24/48	2,850,000	2,442,986	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	300,000	338,877
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	2,000,000	1,844,920

See Notes to Financial Statements.

6	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Oil, Gas & Consumable Fuels — continued
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	11,829,000	$11,673,744
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	5,000,000	5,155,000
Petrobras Global Finance BV, Senior Notes	5.500%	6/10/51	7,380,000	5,815,403
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	1,650,000	1,542,340
Petroleos Mexicanos, Senior Notes	5.500%	6/27/44	330,000	190,392
Petroleos Mexicanos, Senior Notes	6.750%	9/21/47	1,000,000	628,873
Range Resources Corp., Senior Notes	4.875%	5/15/25	1,680,000	1,648,008
Range Resources Corp., Senior Notes	8.250%	1/15/29	1,780,000	1,854,938
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	1,300,000	1,298,131
Southwestern Energy Co., Senior Notes	5.375%	3/15/30	1,510,000	1,410,548
Southwestern Energy Co., Senior Notes	4.750%	2/1/32	7,580,000	6,691,332
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Senior Notes	6.000%	12/31/30	330,000	291,139	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	830,000	847,330
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	3,590,000	3,321,773
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	560,000	484,843
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	4,040,000	3,313,692	(a)
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	25,640,000	21,442,614
Western Midstream Operating LP, Senior Notes	5.500%	8/15/48	2,000,000	1,677,574
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	230,000	226,960
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	152,000	167,247
Williams Cos. Inc., Senior Notes	5.750%	6/24/44	2,930,000	2,858,934
Total Energy				141,212,815

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Financials — 0.9%
Banks — 0.6%
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	3,620,000	$3,122,802	(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	4,910,000	4,808,381	(a)(c)
Cooperatieve Rabobank UA, Senior Notes (3.758% to 4/6/32 then 1 year Treasury Constant Maturity Rate + 1.420%)	3.758%	4/6/33	750,000	652,208	(a)(c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	2,710,000	2,699,207	(c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	750,000	745,885	(c)
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	1,410,000	1,411,220	(c)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	1,310,000	1,310,484	(c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	240,000	241,847	(c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	1,000,000	932,186	(c)
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	2,000,000	1,704,908
Total Banks				17,629,128
Capital Markets — 0.2%
Credit Suisse AG, Senior Notes	4.750%	8/9/24	1,170,000	1,143,899
Credit Suisse AG, Senior Notes	7.500%	2/15/28	2,270,000	2,413,538
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	890,000	1,067,452	(a)(c)
Total Capital Markets				4,624,889
Financial Services — 0.1%
Park Aerospace Holdings Ltd., Senior Notes	5.500%	2/15/24	2,840,000	2,808,381	(a)
Total Financials				25,062,398

See Notes to Financial Statements.

8	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care — 3.2%
Health Care Providers & Services — 0.5%
Fresenius Medical Care U.S. Finance II Inc., Senior Notes	4.750%	10/15/24	5,070,000	$4,965,968	(a)
HCA Inc., Senior Notes	3.500%	9/1/30	7,660,000	6,718,215
HCA Inc., Senior Notes	5.500%	6/15/47	190,000	179,194
HCA Inc., Senior Notes	7.500%	11/15/95	10,000	11,280
Tenet Healthcare Corp., Senior Secured Notes	4.375%	1/15/30	330,000	298,107
Total Health Care Providers & Services				12,172,764
Pharmaceuticals — 2.7%
Bausch Health Americas Inc., Senior Notes	9.250%	4/1/26	540,000	455,547	(a)
Bausch Health Americas Inc., Senior Notes	8.500%	1/31/27	830,000	455,429	(a)
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	5,160,000	2,225,456	(a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	280,000	119,333	(a)
Bausch Health Cos. Inc., Senior Notes	5.250%	1/30/30	2,160,000	899,230	(a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	350,000	309,732	(a)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	29,000	28,963
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	7.125%	1/31/25	3,920,000	3,976,507
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	35,960,000	32,267,117
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	4.750%	5/9/27	30,410,000	28,169,464
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	4,690,000	4,259,274
Total Pharmaceuticals				73,166,052
Total Health Care				85,338,816
Industrials — 2.8%
Aerospace & Defense — 0.1%
Boeing Co., Senior Notes	5.705%	5/1/40	1,000,000	998,266
Building Products — 0.0%††
Builders FirstSource Inc., Senior Notes	4.250%	2/1/32	1,070,000	932,306	(a)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — 0.0%††
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes	6.625%	7/15/26	330,000	$313,577	(a)
CoreCivic Inc., Senior Notes	4.750%	10/15/27	210,000	180,047
Total Commercial Services & Supplies				493,624
Machinery — 0.1%
Vertiv Group Corp., Senior Secured Notes	4.125%	11/15/28	2,070,000	1,866,920	(a)
Passenger Airlines — 1.9%
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	18,220,000	18,621,655	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	4,942,000	4,836,343	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	5,390,000	5,236,355	(a)
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes	5.750%	1/20/26	700,000	663,235	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	6,136,000	6,156,842	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	4,907,999	4,949,521	(a)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	4,390,000	4,174,915	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	6,756,000	6,161,930	(a)
Total Passenger Airlines				50,800,796
Trading Companies & Distributors — 0.7%
Air Lease Corp., Senior Notes	5.300%	2/1/28	1,350,000	1,325,882
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	1,080,000	936,231	(a)
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	13,060,000	12,440,047
United Rentals North America Inc., Senior Notes	5.250%	1/15/30	100,000	95,548

See Notes to Financial Statements.

10	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Trading Companies & Distributors — continued
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	1,620,000	$1,404,052
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	4,220,000	3,578,830
Total Trading Companies & Distributors				19,780,590
Total Industrials				74,872,502
Information Technology — 0.3%
Communications Equipment — 0.2%
CommScope Inc., Senior Secured Notes	6.000%	3/1/26	1,150,000	1,073,138	(a)
CommScope Inc., Senior Secured Notes	4.750%	9/1/29	1,980,000	1,562,934	(a)
CommScope Technologies LLC, Senior Notes	5.000%	3/15/27	2,000,000	1,394,973	(a)
Total Communications Equipment				4,031,045
Semiconductors & Semiconductor Equipment — 0.1%
Intel Corp., Senior Notes	5.125%	2/10/30	1,000,000	1,006,724
Micron Technology Inc., Senior Notes	5.875%	2/9/33	1,370,000	1,363,771
Micron Technology Inc., Senior Notes	5.875%	9/15/33	350,000	347,012
Total Semiconductors & Semiconductor Equipment				2,717,507
Software — 0.0%††
Open Text Holdings Inc., Senior Notes	4.125%	2/15/30	320,000	271,265	(a)
Open Text Holdings Inc., Senior Notes	4.125%	12/1/31	400,000	328,459	(a)
Total Software				599,724
Total Information Technology				7,348,276
Materials — 2.2%
Chemicals — 0.9%
OCP SA, Senior Notes	4.500%	10/22/25	1,180,000	1,146,293	(a)
OCP SA, Senior Notes	3.750%	6/23/31	4,000,000	3,318,120	(a)
OCP SA, Senior Notes	5.125%	6/23/51	4,630,000	3,385,641	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	10,430,000	9,355,710	(a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	9,900,000	7,867,681	(a)
Total Chemicals				25,073,445
Containers & Packaging — 0.2%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., Senior Notes	5.250%	8/15/27	590,000	500,548	(a)
Ball Corp., Senior Notes	4.000%	11/15/23	310,000	307,954
Ball Corp., Senior Notes	3.125%	9/15/31	4,730,000	3,896,573
Total Containers & Packaging				4,705,075

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Metals & Mining — 0.5%
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	2,000,000		$2,090,498
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	2,030,000		1,914,594
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	7,950,000		7,423,661
Southern Copper Corp., Senior Notes	5.250%	11/8/42	500,000		478,720
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	240,000		234,762
Vale Canada Ltd., Senior Notes	7.200%	9/15/32	1,254,000		1,328,526
Vale Overseas Ltd., Senior Notes	6.875%	11/21/36	1,368,000		1,431,760
Total Metals & Mining					14,902,521
Paper & Forest Products — 0.6%
Suzano Austria GmbH, Senior Notes	3.750%	1/15/31	13,710,000		11,710,735
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	5,160,000		4,134,053
Total Paper & Forest Products					15,844,788
Total Materials					60,525,829
Real Estate — 0.1%
Diversified REITs — 0.0%††
VICI Properties LP/VICI Note Co. Inc., Senior Notes	4.500%	1/15/28	1,225,000		1,126,779	(a)
Health Care REITs — 0.1%
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	3.875%	6/30/28	1,310,000		1,127,963	(a)
Total Real Estate					2,254,742
Total Corporate Bonds & Notes (Cost — $695,985,313)					619,539,946
Sovereign Bonds — 22.1%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	730,361		238,247
Argentine Republic Government International Bond, Senior Notes, Step bond (0.500% to 7/9/23, 0.750% to 7/9/27 then 1.750%)	0.500%	7/9/30	14,037,114		4,696,344
Provincia de Buenos Aires, Senior Notes, Step bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	8,834,786		3,390,349	(a)
Provincia de Buenos Aires, Senior Notes, Step Bond (5.250% to 9/1/23, 6.375% to 9/1/24 then 6.625%)	5.250%	9/1/37	1,780,000		683,075	(d)
Total Argentina					9,008,015
Brazil — 2.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	130,000,000	BRL	27,004,846

See Notes to Financial Statements.

12	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Brazil — continued
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	143,857,000	BRL	$28,960,642
Brazilian Government International Bond, Senior Notes	5.625%	1/7/41	3,180,000		2,821,187
Brazilian Government International Bond, Senior Notes	4.750%	1/14/50	21,630,000		15,978,146
Total Brazil					74,764,821
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	8,600,000		5,505,623
Colombia Government International Bond, Senior Notes	5.625%	2/26/44	500,000		373,566
Total Colombia					5,879,189
Indonesia — 4.0%
Indonesia Treasury Bond	7.000%	5/15/27	544,513,000,000	IDR	37,633,863
Indonesia Treasury Bond	6.500%	2/15/31	875,398,000,000	IDR	58,917,131
Indonesia Treasury Bond	6.375%	4/15/32	57,165,000,000	IDR	3,831,980
Indonesia Treasury Bond	7.500%	6/15/35	100,987,000,000	IDR	7,304,102
Total Indonesia					107,687,076
Kenya — 0.5%
Republic of Kenya Government International Bond, Senior Notes	6.875%	6/24/24	4,260,000		4,062,634	(d)
Republic of Kenya Government International Bond, Senior Notes	7.250%	2/28/28	910,000		791,707	(a)
Republic of Kenya Government International Bond, Senior Notes	6.300%	1/23/34	11,470,000		8,692,255	(a)
Total Kenya					13,546,596
Mexico — 13.0%
Mexican Bonos, Bonds	8.000%	11/7/47	3,200,030,000	MXN	170,947,446
Mexican Bonos, Senior Notes	7.750%	11/23/34	1,718,650,000	MXN	93,804,332
Mexican Bonos, Senior Notes	7.750%	11/13/42	1,579,171,500	MXN	82,814,477
Mexico Government International Bond, Senior Notes	4.750%	3/8/44	3,380,000		2,901,224
Total Mexico					350,467,479
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	7.143%	2/23/30	4,970,000		4,178,736	(a)
Paraguay — 0.1%
Paraguay Government International Bond, Senior Notes	3.849%	6/28/33	4,570,000		3,977,810	(a)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†		Value
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	6.550%	3/14/37	510,000		$573,390
Russia — 1.0%
Russian Federal Bond — OFZ	7.750%	9/16/26	659,350,000	RUB	3,672,469	*(e)(f)
Russian Federal Bond — OFZ	8.150%	2/3/27	613,510,000	RUB	3,417,148	*(e)(f)
Russian Federal Bond — OFZ	7.050%	1/19/28	2,374,777,000	RUB	13,227,110	*(e)(f)
Russian Federal Bond — OFZ	6.900%	5/23/29	786,393,000	RUB	439,326	*(e)(f)
Russian Federal Bond — OFZ	7.650%	4/10/30	1,497,220,000	RUB	5,604,119	*(e)(f)
Russian Federal Bond — OFZ	7.250%	5/10/34	93,150,000	RUB	348,662	*(e)(f)
Total Russia					26,708,834
Total Sovereign Bonds (Cost — $659,056,820)					596,791,946
Mortgage-Backed Securities — 17.9%
FHLMC — 0.9%
Federal Home Loan Mortgage Corp. (FHLMC)	2.500%	7/1/50-4/1/52	14,976,641		12,856,336
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	1/1/51-11/1/52	5,731,069		5,532,586
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	11/1/51	590,834		522,091
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	5/1/52	2,719,576		2,480,463
Federal Home Loan Mortgage Corp. (FHLMC)	4.000%	2/1/53	3,134,841		2,977,642
Total FHLMC					24,369,118
FNMA — 7.9%
Federal National Mortgage Association (FNMA)	2.000%	2/1/51-12/1/51	2,173,143		1,781,406
Federal National Mortgage Association (FNMA)	2.000%	7/1/51	87,900,000		71,703,739	(g)
Federal National Mortgage Association (FNMA)	2.500%	7/1/51	96,100,000		81,504,813	(g)
Federal National Mortgage Association (FNMA)	3.000%	7/1/51	21,900,000		19,277,988	(g)
Federal National Mortgage Association (FNMA)	3.500%	7/1/51	22,600,000		20,596,899	(g)
Federal National Mortgage Association (FNMA)	4.000%	7/1/51	11,600,000		10,887,234	(g)
Federal National Mortgage Association (FNMA)	4.500%	7/1/51	1,300,000		1,249,930	(g)

See Notes to Financial Statements.

14	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
FNMA — continued
Federal National Mortgage Association (FNMA)	2.500%	8/1/51-2/1/52	1,648,340	$1,402,320
Federal National Mortgage Association (FNMA)	3.000%	3/1/52	3,585,971	3,161,011
Federal National Mortgage Association (FNMA)	4.500%	11/1/52	2,231,847	2,147,952
Total FNMA				213,713,292
GNMA — 9.1%
Government National Mortgage Association (GNMA) II	4.500%	6/20/48-9/20/52	5,056,266	4,927,136
Government National Mortgage Association (GNMA) II	2.000%	2/20/51	20,535,722	17,328,724
Government National Mortgage Association (GNMA) II	2.500%	6/20/51-12/20/51	102,157,821	87,656,299
Government National Mortgage Association (GNMA) II	2.000%	7/1/51	26,400,000	22,195,594	(g)
Government National Mortgage Association (GNMA) II	2.500%	7/1/51	18,800,000	16,282,563	(g)
Government National Mortgage Association (GNMA) II	3.000%	7/1/51	50,300,000	44,953,660	(g)
Government National Mortgage Association (GNMA) II	3.500%	7/1/51	6,300,000	5,815,441	(g)
Government National Mortgage Association (GNMA) II	4.500%	7/1/51	11,500,000	11,100,195	(g)
Government National Mortgage Association (GNMA) II	5.000%	7/1/51	24,200,000	23,782,172	(g)
Government National Mortgage Association (GNMA) II	5.500%	7/1/51	8,900,000	8,858,977	(g)
Government National Mortgage Association (GNMA) II	5.000%	9/20/52-10/20/52	2,636,004	2,611,542
Total GNMA				245,512,303
Total Mortgage-Backed Securities (Cost — $487,256,668)				483,594,713
Collateralized Mortgage Obligations (h) — 17.3%
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.360%)	5.510%	6/25/47	3,125,060	2,585,578	(c)
AOA Mortgage Trust, 2021-1177 A (1 mo. USD LIBOR + 0.874%)	6.068%	10/15/38	8,235,000	7,519,213	(a)(c)
BAMLL Re-REMIC Trust, 2016-GG10 AJA	5.814%	8/10/45	9,852,267	2,118,237	(a)(c)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Banc of America Funding Corp., 2015-R3 1A2	5.116%	3/27/36	28,488,431	$22,014,122	(a)(c)
Banc of America Funding Trust, 2014-R2 2A2 (1 mo. USD LIBOR + 0.210%)	5.358%	5/26/37	8,479,611	7,453,503	(a)(c)
Banc of America Funding Trust, 2015-R2 9A2	4.090%	3/27/36	12,096,744	9,682,351	(a)(c)
Barclays Commercial Mortgage Trust, 2019-C5 A4	3.063%	11/15/52	25,110,000	21,995,333
BCAP LLC Trust, 2013-RR3 4A2	2.018%	11/26/36	2,876,169	2,773,900	(a)(c)
BCAP LLC Trust, 2014-RR5 1A2 (1 mo. USD LIBOR + 0.225%)	4.188%	1/26/36	19,833,456	18,023,168	(a)(c)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	8.093%	4/15/34	3,210,000	3,120,343	(a)(c)
BX Commercial Mortgage Trust, 2020-VIVA E	3.667%	3/11/44	6,847,863	5,269,403	(a)(c)
BX Commercial Mortgage Trust, 2021-21M A (1 mo. USD LIBOR + 0.730%)	5.923%	10/15/36	9,469,097	9,181,275	(a)(c)
BX Commercial Mortgage Trust, 2021-ACNT A (1 mo. USD LIBOR + 0.850%)	6.044%	11/15/38	7,780,000	7,594,391	(a)(c)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. USD LIBOR + 3.890%)	9.083%	10/15/38	9,267,151	8,653,919	(a)(c)
BX Trust, 2021-BXMF A (1 mo. USD LIBOR + 0.636%)	5.829%	10/15/26	24,640,000	23,904,538	(a)(c)
Citigroup Commercial Mortgage Trust, 2019-C7 A4	3.102%	12/15/72	15,000,000	13,047,384
Commercial Mortgage Trust, 2014-CR20 B	4.239%	11/10/47	720,000	659,182	(c)
CSMC OA LLC, 2014-USA F	4.373%	9/15/37	1,100,000	447,356	(a)
CSMC Trust, 2014-11R 15A2	4.079%	1/27/36	3,189,524	2,882,928	(a)(c)
CSMC Trust, 2014-USA E	4.373%	9/15/37	530,000	288,865	(a)
CSMC Trust, 2017-CHOP G (1 mo. USD LIBOR + 5.350%)	10.543%	7/15/32	7,606,000	6,933,404	(a)(c)
CSMC Trust, 2020-TMIC A (1 mo. USD LIBOR + 3.500%)	8.693%	12/15/35	6,870,000	6,858,100	(a)(c)
Deutsche Mortgage Securities Inc., 2006-PR1 5AS2, IO	3.506%	4/15/36	2,341,710	371,233	(a)(c)
ELP Commercial Mortgage Trust, 2021-ELP D (1 mo. USD LIBOR + 1.519%)	6.713%	11/15/38	15,900,000	15,283,821	(a)(c)

See Notes to Financial Statements.

16	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA3 B1 (30 Day Average SOFR + 3.500%)	8.567%	10/25/33	6,420,000	$6,440,962	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Debt Notes, 2021-DNA5 B1 (30 Day Average SOFR + 3.050%)	8.117%	1/25/34	11,170,000	10,992,830	(a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	16.900%	5/25/43	17,136,882	19,401,542	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2018-R07 1B1 (1 mo. USD LIBOR + 4.350%)	9.500%	4/25/31	2,414,000	2,568,648	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (1 mo. USD LIBOR + 4.100%)	9.250%	9/25/31	10,900,000	11,426,465	(a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	8.167%	10/25/41	8,870,000	8,763,752	(a)(c)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.191%	5/16/55	2,190,561	15,058	(c)
GS Mortgage Securities Corp., 2014-2R 3B (1 mo. USD LIBOR + 0.610%)	4.999%	11/26/37	15,882,574	13,526,227	(a)(c)
GS Mortgage Securities Corp. Trust, 2018-LUAU G (1 mo. USD LIBOR + 4.450%)	9.643%	11/15/32	10,000,000	9,553,915	(a)(c)
Hilton USA Trust, 2016-HHV D	4.333%	11/5/38	2,800,000	2,569,715	(a)(c)
IMPAC Secured Assets Corp., 2006-3 A7 (1 mo. USD LIBOR + 0.540%)	5.690%	11/25/36	18,537,424	14,216,104	(c)
JPMBB Commercial Mortgage Securities Trust, 2014-C25 C	4.582%	11/15/47	3,940,000	3,111,396	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFX	4.844%	1/16/37	38,360,000	29,248,203	(a)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP9 AMS	5.337%	5/15/47	3,319,921	3,107,115
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.735%	2/15/51	15,868	14,022	(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN FFX	4.625%	1/16/37	39,120,000	31,230,384	(a)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	17

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations (h) — continued
JPMorgan Chase Commercial Mortgage Securities Trust, 2021-NYAH H (1 mo. USD LIBOR + 3.390%)	8.583%	6/15/38	7,960,000	$6,572,133	(a)(c)
KIND Trust, 2021-KIND D (1 mo. Term SOFR + 2.414%)	7.561%	8/15/38	18,665,101	17,379,305	(a)(c)
KIND Trust, 2021-KIND XCP, IO	0.000%	8/15/38	78,050,000	82	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	693,229	177,219	(c)
ML-CFC Commercial Mortgage Trust, 2007-5 AJFL	5.450%	8/12/48	302,951	77,447	(a)(c)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	6.193%	9/12/49	25,319	24,617	(c)
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34 B	4.111%	11/15/52	6,250,000	5,452,458	(c)
MRCD Mortgage Trust, 2019-PARK A	2.718%	12/15/36	7,980,000	7,312,430	(a)
NYO Commercial Mortgage Trust, 2021-1290 C (1 mo. Term SOFR + 2.109%)	7.256%	11/15/38	9,150,000	7,753,653	(a)(c)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 3.750%)	8.928%	5/30/25	10,262,018	10,108,572	(a)(c)
PMT Credit Risk Transfer Trust, 2019-3R A (1 mo. USD LIBOR + 3.700%)	8.878%	11/27/31	3,421,925	3,339,065	(a)(c)
PMT Credit Risk Transfer Trust, 2021-1R A (1 mo. USD LIBOR + 2.900%)	8.078%	2/27/24	6,857,070	6,711,194	(a)(c)
Prime Mortgage Trust, 2006-DR1 2A1	5.500%	5/25/35	789,471	647,505	(a)
RBSSP Resecuritization Trust, 2013-4 1A2 (1 mo. USD LIBOR + 1.500%)	6.638%	12/26/37	17,514,874	12,962,411	(a)(c)
Residential Accredit Loans Inc., 2007-QS7 1A7 (1 mo. USD LIBOR + 0.550%)	5.700%	5/25/37	4,456,225	3,184,636	(c)
SFO Commercial Mortgage Trust, 2021-555 D (1 mo. Term SOFR + 2.514%)	7.593%	5/15/38	7,960,000	6,125,421	(a)(c)
Soho Trust, 2021-SOHO C	2.786%	8/10/38	15,108,500	9,667,162	(a)(c)
TBW Mortgage-Backed Pass-Through Certificates, 2006-3 4A3, IO (-1.000 x 1 mo. USD LIBOR + 7.100%)	1.950%	7/25/36	18,814,898	992,399	(c)
Wells Fargo Commercial Mortgage Trust, 2014-LC16 A5	3.817%	8/15/50	980,000	951,269
WFRBS Commercial Mortgage Trust, 2014-C24 AS	3.931%	11/15/47	1,270,000	1,204,561
WFRBS Commercial Mortgage Trust, 2014-C24 C	4.290%	11/15/47	1,630,000	1,310,930	(c)
Total Collateralized Mortgage Obligations (Cost — $520,878,969)				466,802,354

See Notes to Financial Statements.

18	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Senior Loans — 10.7%
Communication Services — 1.0%
Entertainment — 0.3%
UFC Holdings LLC, Term Loan B3 (3 mo. USD LIBOR + 2.750%)	8.050%	4/29/26	7,202,482	$7,202,951	(c)(i)(j)
Interactive Media & Services — 0.1%
Rackspace Technology Global Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	7.996%	2/15/28	6,228,986	2,890,966	(c)(i)(j)
Media — 0.6%
Charter Communications Operating LLC, Term Loan B1 (3 mo. Term SOFR + 1.750%)	6.795%	4/30/25	1,741,038	1,742,126	(c)(i)(j)
Charter Communications Operating LLC, Term Loan B2 (3 mo. Term SOFR + 1.750%)	6.795%	2/1/27	1,558,708	1,551,234	(c)(i)(j)
Nexstar Media Inc., Term Loan B4 (1 mo. Term SOFR + 2.614%)	7.717%	9/18/26	1,959,656	1,959,998	(c)(i)(j)
Terrier Media Buyer Inc., 2021 Refinancing Term Loan B (3 mo. Term SOFR + 3.600%)	8.842%	12/17/26	871,267	782,507	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility N (1 mo. USD LIBOR + 2.500%)	7.693%	1/31/28	7,846,685	7,791,287	(c)(i)(j)
Virgin Media Bristol LLC, Term Loan Facility Q (1 mo. USD LIBOR + 3.250%)	8.443%	1/31/29	1,910,000	1,904,538	(c)(i)(j)
Total Media				15,731,690
Total Communication Services				25,825,607
Consumer Discretionary — 1.5%
Automobile Components — 0.1%
Clarios Global LP, 2023 Term Loan (1 mo. Term SOFR + 3.750%)	8.852%	5/6/30	2,820,000	2,816,912	(c)(i)(j)
Diversified Consumer Services — 0.1%
Prime Security Services Borrower LLC, 2021 Refinancing Term Loan B1 (1 mo. USD LIBOR + 2.750%)	7.943%	9/23/26	3,678,916	3,682,466	(c)(i)(j)
Hotels, Restaurants & Leisure — 0.9%
Alterra Mountain Co., 2028 Term Loan B (1 mo. USD LIBOR + 3.500%)	8.693%	8/17/28	4,607,016	4,605,588	(c)(i)(j)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 3.350%)	8.452%	2/6/30	768,075	769,078	(c)(i)(j)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	19

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Hotels, Restaurants & Leisure — continued
Entain Holdings Gibraltar Ltd., Term Loan Facility B (3 mo. Term SOFR + 2.600%)	7.437%	3/29/27	1,310,550	$1,308,911	(c)(i)(j)
PCI Gaming Authority, Term Loan Facility B (1 mo. Term SOFR + 2.500%)	7.717%	5/29/26	4,794,031	4,803,451	(c)(i)(j)
Scientific Games International Inc., Initial Term Loan B (1 mo. Term SOFR + 3.100%)	8.248%	4/13/29	8,863,485	8,865,568	(c)(i)(j)
Station Casinos LLC, Term Loan Facility B1 (1 mo. USD LIBOR + 2.250%)	7.450%	2/8/27	3,904,902	3,898,381	(c)(i)(j)
Total Hotels, Restaurants & Leisure				24,250,977
Specialty Retail — 0.4%
Great Outdoors Group LLC, Term Loan B2 (1 mo. USD LIBOR + 3.750%)	8.943%	3/6/28	3,279,901	3,259,402	(c)(i)(j)
Harbor Freight Tools USA Inc., 2021 Refinancing Term Loan (1 mo. Term SOFR + 2.750%)	7.967%	10/19/27	6,955,935	6,873,333	(c)(i)(j)(k)
Total Specialty Retail				10,132,735
Total Consumer Discretionary				40,883,090
Consumer Staples — 0.2%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 3.512%)	8.753%	3/31/28	4,067,864	3,942,655	(c)(i)(j)
Household Products — 0.1%
Energizer Holdings Inc., Term Loan (1 mo. Term SOFR + 2.364%)	7.442%	12/22/27	2,282,533	2,273,985	(c)(i)(j)
Total Consumer Staples				6,216,640
Financials — 1.9%
Capital Markets — 0.5%
Allspring Buyer LLC, Term Loan (3 mo. Term SOFR + 3.512%)	8.753%	11/1/28	3,518,788	3,468,945	(c)(i)(j)
First Eagle Holdings Inc., 2018 Refinancing Term Loan B (3 mo. USD LIBOR + 2.500%)	8.038%	2/1/27	2,104,878	2,076,462	(c)(i)(j)
Focus Financial Partners LLC, Term Loan B5 (1 mo. Term SOFR + 3.250%)	8.352%	6/30/28	7,622,412	7,576,868	(c)(i)(j)
Total Capital Markets				13,122,275

See Notes to Financial Statements.

20	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Consumer Finance — 0.1%
Trans Union LLC, Term Loan B5 (1 mo. Term SOFR + 1.750%)	6.952%	11/16/26	2,973,631	$2,969,705	(c)(i)(j)
Financial Services — 0.9%
Citadel Securities LP, 2021 Term Loan (1 mo. Term SOFR + 2.614%)	7.717%	2/2/28	8,119,247	8,117,988	(c)(i)(j)
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.992%	4/9/27	6,194,711	6,027,671	(c)(i)(j)
Setanta Aircraft Leasing DAC, Term Loan (3 mo. USD LIBOR + 2.000%)	7.538%	11/5/28	5,000,000	5,006,700	(c)(i)(j)
VFH Parent LLC, Initial Term Loan (1 mo. Term SOFR + 3.100%)	8.189%	1/13/29	5,445,000	5,433,947	(c)(i)(j)
Total Financial Services				24,586,306
Insurance — 0.4%
AmWINS Group Inc., 2023 Incremental Term Loan (1 mo. Term SOFR + 2.850%)	7.952%	2/19/28	1,233,800	1,232,387	(c)(i)(j)
AmWINS Group Inc., Term Loan (1 mo. USD LIBOR + 2.250%)	7.443%	2/19/28	126,802	125,852	(c)(i)(j)
Asurion LLC, New Term Loan B8 (3 mo. USD LIBOR + 3.250%)	8.788%	12/23/26	5,977,558	5,769,838	(c)(i)(j)
Asurion LLC, New Term Loan B9 (3 mo. USD LIBOR + 3.250%)	8.788%	7/31/27	3,029,106	2,871,502	(c)(i)(j)
Asurion LLC, New Term Loan B11 (1 mo. Term SOFR + 4.350%)	9.452%	8/21/28	625,492	596,369	(c)(i)(j)
Total Insurance				10,595,948
Total Financials				51,274,234
Health Care — 2.3%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, Initial Dollar Term Loan (1 mo. Term SOFR + 3.250%)	8.352%	10/23/28	3,810,031	3,770,730	(c)(i)(j)
Health Care Providers & Services — 1.1%
EyeCare Partners LLC, First Lien Initial Term Loan (1 mo. Term SOFR + 3.750%)	9.253%	2/18/27	2,576,010	1,913,563	(c)(i)(j)
Global Medical Response Inc., 2020 Term Loan (1 mo. USD LIBOR + 4.250%)	9.439%	10/2/25	4,752,632	2,697,118	(c)(i)(j)
Grifols Worldwide Operations USA Inc., Dollar Term Loan B (3 mo. Term SOFR + 2.150%)	7.414%	11/15/27	5,187,618	5,113,046	(c)(i)(j)
Phoenix Guarantor Inc., Term Loan B1 (1 mo. Term SOFR + 3.250%)	8.352%	3/5/26	6,909,082	6,834,223	(c)(i)(j)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	21

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Health Care Providers & Services — continued
Phoenix Guarantor Inc., Term Loan B3 (1 mo. Term SOFR + 3.500%)	8.602%	3/5/26	1,252,961	$1,240,588	(c)(i)(j)
Sotera Health Holdings LLC, Term Loan (3 mo. USD LIBOR + 2.750%)	8.023%	12/11/26	11,050,000	10,910,162	(c)(i)(j)
Total Health Care Providers & Services				28,708,700
Health Care Technology — 0.4%
AthenaHealth Group Inc., Initial Delayed Draw Term Loan	—	2/15/29	1,373,002	1,324,946	(l)
AthenaHealth Group Inc., Initial Term Loan (1 mo. Term SOFR + 3.500%)	8.589%	2/15/29	11,148,303	10,758,113	(c)(i)(j)
Total Health Care Technology				12,083,059
Life Sciences Tools & Services — 0.3%
ICON Luxembourg Sarl, Term Loan (3 mo. Term SOFR + 2.512%)	7.753%	7/3/28	6,070,317	6,077,905	(c)(i)(j)
PRA Health Sciences Inc., Term Loan (3 mo. Term SOFR + 2.512%)	7.753%	7/3/28	1,512,423	1,514,314	(c)(i)(j)
Total Life Sciences Tools & Services				7,592,219
Pharmaceuticals — 0.4%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	9.342%	10/1/27	6,895,091	6,800,284	(c)(i)(j)
Jazz Financing Lux Sarl, Initial Dollar Term Loan (1 mo. USD LIBOR + 3.500%)	8.693%	5/5/28	4,278,345	4,277,190	(c)(i)(j)
Total Pharmaceuticals				11,077,474
Total Health Care				63,232,182
Industrials — 2.3%
Aerospace & Defense — 0.1%
Avolon TLB Borrower 1 (US) LLC, Term Loan B5 (1 mo. USD LIBOR + 2.250%)	7.396%	12/1/27	1,393,255	1,393,151	(c)(i)(j)
Building Products — 0.6%
Hunter Douglas Holding BV, Term Loan B1 (3 mo. Term SOFR + 3.500%)	8.666%	2/26/29	12,492,170	11,910,535	(c)(i)(j)
Quikrete Holdings Inc., Fourth Amendment Term Loan B1 (1 mo. Term SOFR + 3.000%)	8.217%	3/19/29	4,094,568	4,103,678	(c)(i)(j)
Total Building Products				16,014,213
Commercial Services & Supplies — 1.0%
Ali Group North America Co., Initial Term Loan B (1 mo. Term SOFR + 2.114%)	7.217%	7/30/29	3,251,617	3,255,276	(c)(i)(j)

See Notes to Financial Statements.

22	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Commercial Services & Supplies — continued
Allied Universal Holdco LLC, USD Term Loan (1 mo. Term SOFR + 3.850%)	8.952%	5/12/28	9,699,718	$9,446,458	(c)(i)(j)
APi Group DE Inc., Initial Term Loan (1 mo. Term SOFR + 2.614%)	7.717%	10/1/26	3,934,392	3,944,503	(c)(i)(j)
Garda World Security Corp., Term Loan B2 (1 mo. Term SOFR + 4.350%)	9.427%	10/30/26	2,964,367	2,953,251	(c)(i)(j)
GFL Environmental Inc., 2023 Refinancing Term Loan (3 mo. Term SOFR + 3.100%)	8.145%	5/31/27	3,310,616	3,317,204	(c)(i)(j)
Verscend Holding Corp., New Term Loan B (1 mo. Term SOFR + 4.114%)	9.217%	8/27/25	4,163,745	4,167,638	(c)(i)(j)
Total Commercial Services & Supplies				27,084,330
Construction & Engineering — 0.1%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.600%)	7.702%	6/7/28	3,014,831	2,973,060	(c)(i)(j)
Ground Transportation — 0.3%
Genesee & Wyoming Inc., Initial Term Loan (3 mo. Term SOFR + 2.000%)	7.342%	12/30/26	9,287,579	9,289,994	(c)(i)(j)
Passenger Airlines — 0.2%
Delta Air Lines Inc., Initial Term Loan (3 mo. Term SOFR + 3.750%)	8.798%	10/20/27	1,719,000	1,787,760	(c)(i)(j)
United Airlines Inc., Term Loan B (3 mo. USD LIBOR + 3.750%)	9.292%	4/21/28	4,612,096	4,617,238	(c)(i)(j)
Total Passenger Airlines				6,404,998
Trading Companies & Distributors — 0.0%††
Delos Finance SARL, 2018 Term Loan (3 mo. USD LIBOR + 1.750%)	7.288%	10/6/23	275,000	275,172	(c)(i)(j)
Total Industrials				63,434,918
Information Technology — 1.4%
Communications Equipment — 0.1%
CommScope Inc., Initial Term Loan (1 mo. Term SOFR + 3.364%)	8.467%	4/6/26	3,666,206	3,520,016	(c)(i)(j)
Electronic Equipment, Instruments & Components — 0.3%
II-VI Inc., Term Loan B (1 mo. Term SOFR + 2.864%)	7.967%	7/2/29	6,570,923	6,568,886	(c)(i)(j)
Software — 1.0%
DCert Buyer Inc., First Lien Initial Term Loan (3 mo. Term SOFR + 4.000%)	9.264%	10/16/26	9,618,624	9,551,006	(c)(i)(j)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	23

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
Software — continued
Magenta Buyer LLC, First Lien Initial Term Loan (3 mo. USD LIBOR + 4.750%)	10.030%	7/27/28	9,770,783	$7,389,154	(c)(i)(j)
Peraton Corp., First Lien Term Loan B (1 mo. Term SOFR + 3.850%)	8.952%	2/1/28	10,138,839	9,981,332	(c)(i)(j)
Total Software				26,921,492
Total Information Technology				37,010,394
Materials — 0.1%
Paper & Forest Products — 0.1%
Asplundh Tree Expert LLC, 2021 Refinancing Term Loan (1 mo. Term SOFR + 1.750%)	6.952%	9/7/27	2,134,540	2,131,541	(c)(i)(j)
Total Senior Loans (Cost — $299,298,609)				290,008,606
U.S. Treasury Inflation Protected Securities — 4.1%
U.S. Treasury Notes, Inflation Indexed (Cost — $114,304,896)	1.125%	1/15/33	115,081,460	110,331,183	(m)
Asset-Backed Securities — 3.1%
Accredited Mortgage Loan Trust, 2006-2 M1 (1 mo. USD LIBOR + 0.270%)	5.420%	9/25/36	16,246,000	14,924,271	(c)
Bravo Mortgage Asset Trust, 2006-1A M1 (1 mo. USD LIBOR + 0.600%)	5.750%	7/25/36	27,615,236	23,484,408	(a)(c)
CIT Mortgage Loan Trust, 2007-1 1M1 (1 mo. USD LIBOR + 1.500%)	6.650%	10/25/37	8,350,000	8,128,900	(a)(c)
Fremont Home Loan Trust, 2006-B 1A (1 mo. USD LIBOR + 0.300%)	5.450%	8/25/36	14,851,876	6,182,163	(c)
GSAMP Trust, 2005-SEA1 M2 (1 mo. USD LIBOR + 1.350%)	6.500%	1/25/35	2,746,634	2,759,085	(a)(c)
Home Equity Asset Trust, 2005-6 M5 (1 mo. USD LIBOR + 0.945%)	6.095%	12/25/35	2,980,000	2,729,404	(c)
JPMorgan Mortgage Acquisition Trust, 2007-CH4 M2 (1 mo. USD LIBOR + 0.240%)	5.390%	5/25/37	12,625,000	11,322,604	(c)
KREF Ltd., 2021-FL2 D (1 mo. USD LIBOR + 2.200%)	7.358%	2/15/39	3,130,000	2,880,733	(a)(c)
Morgan Stanley ABS Capital Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	6.050%	8/25/34	5,599,824	5,334,224	(c)
RAMP Trust, 2006-RZ3 M1 (1 mo. USD LIBOR + 0.350%)	5.500%	8/25/36	6,184,642	5,988,255	(c)
Total Asset-Backed Securities (Cost — $90,882,579)				83,734,047

See Notes to Financial Statements.

24	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 2.0%
U.S. Government Obligations — 2.0%
U.S. Treasury Bonds	4.000%	11/15/42	20,000,000	$19,881,250	(n)
U.S. Treasury Bonds	3.750%	11/15/43	4,420,000	4,226,711	(m)(n)
U.S. Treasury Bonds	3.625%	2/15/53	1,950,000	1,872,000
U.S. Treasury Bonds	3.625%	5/15/53	29,450,000	28,308,813
Total U.S. Government & Agency Obligations (Cost — $54,862,278)				54,288,774

	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.8%
Exchange-Traded Purchased Options — 0.8%
Australian Dollar Futures, Call @ $65.500	7/7/23	57	57,000	75,240
Australian Dollar Futures, Call @ $66.000	7/7/23	58	58,000	51,620
Australian Dollar Futures, Call @ $67.500	7/7/23	113	113,000	12,430
Euro Futures, Call @ $1.080	7/7/23	58	7,250,000	112,375
Euro Futures, Call @ $1.085	7/7/23	114	14,250,000	156,750
Japanese Yen Futures, Call @ $73.000	7/7/23	116	145,000	725
SOFR 1-Year Mid-Curve Futures, Put @ $97.000	10/13/23	3,698	9,245,000	10,215,725
SOFR 1-Year Mid-Curve Futures, Put @ $95.875	12/15/23	1,788	4,470,000	1,866,225
SOFR 1-Year Mid-Curve Futures, Put @ $96.000	12/15/23	4,189	10,472,500	5,026,800
U.S. Treasury 5-Year Notes Futures, Call @ $107.000	7/21/23	640	640,000	370,000
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	7/21/23	238	238,000	107,844
U.S. Treasury 5-Year Notes Futures, Call @ $107.750	7/21/23	238	238,000	65,078
U.S. Treasury 5-Year Notes Futures, Call @ $108.000	7/21/23	1,296	1,296,000	263,250
U.S. Treasury 5-Year Notes Futures, Call @ $108.250	7/21/23	119	119,000	17,664
U.S. Treasury 5-Year Notes Futures, Put @ $108.250	7/21/23	342	342,000	446,203
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $113.000	7/5/23	120	120,000	93,750

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	25

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security		Expiration Date	Contracts	Notional Amount†	Value
Exchange-Traded Purchased Options — continued
U.S. Treasury 10-Year Notes Futures, Call @ $112.000		7/21/23	480	480,000	$405,000
U.S. Treasury 10-Year Notes Futures, Call @ $113.250		7/21/23	193	193,000	63,328
U.S. Treasury 10-Year Notes Futures, Call @ $113.500		7/21/23	558	558,000	148,219
U.S. Treasury Long-Term Bonds Futures, Call @ $126.000		7/21/23	160	160,000	280,000
U.S. Treasury Long-Term Bonds Futures, Call @ $126.500		7/21/23	40	40,000	58,125
U.S. Treasury Long-Term Bonds Futures, Call @ $128.000		7/21/23	219	219,000	167,672
U.S. Treasury Long-Term Bonds Futures, Call @ $128.500		7/21/23	160	160,000	97,500
Total Exchange-Traded Purchased Options (Cost — $13,041,706)					20,101,523

	Counterparty
OTC Purchased Options — 0.0%††
U.S. Dollar/Australian Dollar, Put @ $0.680 (Cost — $851,425)	Bank of America N.A.	8/25/23	97,820,000	97,820,000	692,545
Total Purchased Options (Cost — $13,893,131)					20,794,068
Total Investments before Short-Term Investments (Cost — $2,936,419,263)					2,725,885,637

		Rate	Maturity Date	Face Amount†
Short-Term Investments — 7.5%
U.S. Treasury Bills — 6.2%
U.S. Treasury Bills		4.767%	8/1/23	5,970,000	5,945,678	(o)
U.S. Treasury Bills		5.105%	8/24/23	13,450,000	13,349,461	(o)
U.S. Treasury Bills		5.087%	8/29/23	22,880,000	22,694,157	(o)
U.S. Treasury Bills		5.199%	9/21/23	23,830,000	23,556,935	(o)
U.S. Treasury Bills		5.216%	9/28/23	18,760,000	18,526,289	(o)
U.S. Treasury Bills		5.254%	10/10/23	21,030,000	20,731,223	(o)
U.S. Treasury Bills		5.273%	10/12/23	14,650,000	14,437,044	(o)
U.S. Treasury Bills		5.320%	10/24/23	20,480,000	20,145,399	(o)
U.S. Treasury Bills		5.376%	12/7/23	27,070,000	26,455,719	(o)
U.S. Treasury Bills		5.427%	12/28/23	3,230,000	3,146,454	(o)
Total U.S. Treasury Bills (Cost — $168,938,800)					168,988,359

See Notes to Financial Statements.

26	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

(Percentages shown based on Fund net assets)

Security	Rate	Shares	Value
Overnight Deposits — 1.3%
BNY Mellon Cash Reserve Fund (Cost — $34,348,447)	2.250%	34,348,447	$34,348,447	(p)
Total Short-Term Investments (Cost — $203,287,247)			203,336,806
Total Investments — 108.4% (Cost — $3,139,706,510)			2,929,222,443
Liabilities in Excess of Other Assets — (8.4)%			(227,521,594)
Total Net Assets — 100.0%			$2,701,700,849

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(e)	The coupon payment on this security is currently in default as of June 30, 2023.

(f)	Security is valued using significant unobservable inputs (Note 1).

(g)	This security is traded on a to-be-announced (“TBA”) basis. At June 30, 2023, the Fund held TBA securities with a total cost of $339,731,094.

(h)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(i)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	All or a portion of this loan has not settled as of June 30, 2023. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.

(l)

All or a portion of this loan is unfunded as of June 30, 2023. The interest rate for fully unfunded term loans is to be determined. At June 30, 2023, the total principal amount and market value of unfunded commitments totaled $1,373,002 and $1,324,946, respectively.

(m)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.

(n)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.

(o)	Rate shown represents yield-to-maturity.

(p)	Rate shown is one-day yield as of the end of the reporting period.

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	27

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

Abbreviation(s) used in this schedule:

BRL	— Brazilian Real

CAS	— Connecticut Avenue Securities

IDR	— Indonesian Rupiah

IO	— Interest Only

JSC	— Joint Stock Company

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

OFZ	— Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)

REMIC	— Real Estate Mortgage Investment Conduit

Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit

RUB	— Russian Ruble

SOFR	— Secured Overnight Financing Rate

USD	— United States Dollar

At June 30, 2023, the Fund had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price		Contracts	Notional Amount†		Value
Euro-Bund Futures, Call	7/21/23	133.000	EUR	335	33,500,000	EUR	$(541,017)
Euro-Bund Futures, Call	7/21/23	135.000	EUR	561	56,100,000	EUR	(348,933)
Euro-Bund Futures, Call	8/25/23	136.000	EUR	112	11,200,000	EUR	(113,659)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	$96.250		3,698	9,245,000		(4,992,300)
SOFR 1-Year Mid-Curve Futures, Put	10/13/23	96.500		3,698	9,245,000		(6,563,950)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.250		3,576	8,940,000		(1,609,200)
SOFR 1-Year Mid-Curve Futures, Put	12/15/23	95.375		8,378	20,945,000		(4,555,537)
U.S. Treasury 5-Year Notes Futures, Call	7/7/23	108.750		79	79,000		(617)
U.S. Treasury 5-Year Notes Futures, Call	7/14/23	108.500		358	358,000		(25,172)
U.S. Treasury 5-Year Notes Futures, Call	7/14/23	108.750		398	398,000		(18,656)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	108.750		639	639,000		(54,914)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	109.000		480	480,000		(30,000)
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	109.250		602	602,000		(28,219)

See Notes to Financial Statements.

28	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 5-Year Notes Futures, Call	7/21/23	$109.500	1,199	1,199,000	$(37,469)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	108.000	399	399,000	(208,852)
U.S. Treasury 5-Year Notes Futures, Call	8/25/23	109.500	1,517	1,517,000	(296,290)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	107.250	684	684,000	(416,812)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	107.500	1,553	1,553,000	(1,176,884)
U.S. Treasury 5-Year Notes Futures, Put	7/21/23	108.000	401	401,000	(444,859)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	113.000	407	407,000	(165,344)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	114.000	1,195	1,195,000	(205,391)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	114.500	1,057	1,057,000	(115,609)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	115.000	1,279	1,279,000	(99,922)
U.S. Treasury 10-Year Notes Futures, Call	7/21/23	115.500	240	240,000	(11,250)
U.S. Treasury 10-Year Notes Futures, Call	8/25/23	113.000	319	319,000	(279,125)
U.S. Treasury 10-Year Notes Futures, Put	7/21/23	112.500	160	160,000	(132,500)
U.S. Treasury 10-Year Notes Futures, Put	7/21/23	113.000	160	160,000	(182,500)
U.S. Treasury Long-Term Bonds Futures, Call	7/14/23	128.000	119	119,000	(66,938)
U.S. Treasury Long-Term Bonds Futures, Call	7/21/23	127.000	280	280,000	(332,500)
U.S. Treasury Long-Term Bonds Futures, Call	7/21/23	129.000	478	478,000	(224,063)
U.S. Treasury Long-Term Bonds Futures, Call	7/21/23	130.000	799	799,000	(224,719)
U.S. Treasury Long-Term Bonds Futures, Call	8/25/23	130.000	40	40,000	(40,625)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	29

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

Security		Expiration Date	Strike Price		Contracts	Notional Amount†	Value
U.S. Treasury Long-Term Bonds Futures, Put		7/21/23	$127.000		40	40,000	$(51,250)
U.S. Treasury Long-Term Bonds Futures, Put		7/21/23	128.000		80	80,000	(148,750)
Total Exchange-Traded Written Options (Premiums received — $17,182,518)							(23,743,826)

OTC Written Options
	Counterparty
U.S. Dollar/Mexican Peso, Put	JPMorgan Chase & Co.	8/25/23	16.868	MXN	49,220,000	49,220,000	(218,277)
U.S. Dollar/Mexican Peso, Put	Morgan Stanley & Co. Inc.	8/29/23	16.846	MXN	49,220,000	49,220,000	(221,762)
U.S. Dollar/Mexican Peso, Put	Goldman Sachs Group Inc.	8/31/23	16.860	MXN	49,220,000	49,220,000	(231,249)
Total OTC Written Options (Premiums received — $813,016)							(671,288)
Total Written Options (Premiums received — $17,995,534)							$(24,415,114)

†	Notional amount denominated in U.S. dollars, unless otherwise noted.

Abbreviation(s) used in this schedule:

EUR	— Euro

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

At June 30, 2023, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	5,924	3/25	$1,424,529,419	$1,421,389,750	$(3,139,669)
3-Month SOFR	1,052	3/26	253,494,001	253,887,050	393,049
Australian 10-Year Bonds	1,371	9/23	107,414,196	106,099,201	(1,314,995)
British Pound	991	9/23	77,506,590	78,654,432	1,147,842
Euro-Bobl	512	9/23	65,257,649	64,646,529	(611,120)
Euro-Bund	748	9/23	109,257,673	109,160,942	(96,731)
Euro-OAT	586	9/23	82,259,766	82,104,507	(155,259)
Japanese Yen	2,925	9/23	265,973,245	256,394,531	(9,578,714)
Mexican Peso	1,647	9/23	46,410,929	47,334,780	923,851

See Notes to Financial Statements.

30	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy continued
U.S. Treasury 5-Year Notes	15,775	9/23	$1,710,115,234	$1,689,403,906	$(20,711,328)
U.S. Treasury Long- Term Bonds	2,715	9/23	344,123,975	344,550,469	426,494
U.S. Treasury Ultra Long-Term Bonds	4,651	9/23	626,931,407	633,553,406	6,621,999
United Kingdom Long Gilt Bonds	940	9/23	115,619,145	113,769,139	(1,850,006)
					(27,944,587)

Contracts to Sell:
3-Month SOFR	140	9/23	33,209,456	33,173,000	36,456
3-Month SOFR	1,307	12/23	311,483,545	309,105,500	2,378,045
3-Month SOFR	8,800	3/24	2,105,751,919	2,082,080,000	23,671,919
Australian Dollar	46	9/23	3,092,465	3,071,880	20,585
Canadian Dollar	156	9/23	11,697,006	11,798,280	(101,274)
Euro-Buxl	265	9/23	39,997,109	40,367,853	(370,744)
Japanese 10-Year Bonds	295	9/23	302,363,935	303,699,019	(1,335,084)
U.S. Treasury 2-Year Notes	101	9/23	20,831,126	20,537,719	293,407
U.S. Treasury 10-Year Notes	6,630	9/23	751,972,278	744,321,127	7,651,151
U.S. Treasury Ultra 10-Year Notes	2,078	9/23	248,267,402	246,113,125	2,154,277
					34,398,738
Net unrealized appreciation on open futures contracts					$6,454,151

Abbreviation(s) used in this table:

Bobl	— Bundesobligation (Medium-term German Federal Government Bond)

Buxl	— Ultra Long German Bond

OAT	— Obligations Assimilables du Trésor (French Treasury Bonds)

SOFR	— Secured Overnight Financing Rate

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	31

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

At June 30, 2023, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	2,700,000	USD	2,973,807	Bank of America N.A.	7/18/23	$(24,856)
CAD	280,538,763	USD	208,609,530	BNP Paribas SA	7/18/23	3,217,284
EUR	24,674,501	USD	27,066,521	BNP Paribas SA	7/18/23	(116,931)
USD	5,223,485	EUR	4,750,000	BNP Paribas SA	7/18/23	35,516
JPY	1,854,536,383	USD	13,691,759	Goldman Sachs Group Inc.	7/18/23	(802,815)
JPY	3,744,960,000	USD	27,981,165	Goldman Sachs Group Inc.	7/18/23	(1,953,863)
USD	3,486,559	GBP	2,817,000	Goldman Sachs Group Inc.	7/18/23	(91,500)
USD	585,242	JPY	84,340,060	Goldman Sachs Group Inc.	7/18/23	(918)
USD	686,880	JPY	95,000,000	Goldman Sachs Group Inc.	7/18/23	26,635
USD	845,899	JPY	116,267,142	Goldman Sachs Group Inc.	7/18/23	37,848
USD	909,637	JPY	125,000,000	Goldman Sachs Group Inc.	7/18/23	40,892
USD	44,343,868	JPY	5,728,739,970	Goldman Sachs Group Inc.	7/18/23	4,529,386
ZAR	284,980,000	USD	15,800,884	Goldman Sachs Group Inc.	7/18/23	(687,600)
AUD	199,000,000	USD	134,939,910	JPMorgan Chase & Co.	7/18/23	(2,303,470)
JPY	9,187,500,000	USD	65,924,722	JPMorgan Chase & Co.	7/18/23	(2,072,015)
USD	84,316,287	CNY	576,343,979	JPMorgan Chase & Co.	7/18/23	4,813,049
USD	25,097,912	IDR	375,966,717,624	JPMorgan Chase & Co.	7/18/23	24,956
AUD	73,895,636	USD	49,684,839	Morgan Stanley & Co. Inc.	7/18/23	(432,306)
INR	1,625,339,626	USD	19,655,818	Morgan Stanley & Co. Inc.	7/18/23	143,791
MXN	122,319,411	USD	6,621,882	Morgan Stanley & Co. Inc.	7/18/23	498,323
MXN	363,500,000	USD	20,954,390	Morgan Stanley & Co. Inc.	7/18/23	204,924
MXN	363,855,000	USD	20,873,060	Morgan Stanley & Co. Inc.	7/18/23	306,919
NOK	644,050,548	EUR	56,432,794	Morgan Stanley & Co. Inc.	7/18/23	(1,592,521)
USD	60,609,477	AUD	90,568,872	Morgan Stanley & Co. Inc.	7/18/23	243,986
USD	7,857,781	CNH	53,755,078	Morgan Stanley & Co. Inc.	7/18/23	452,716
USD	39,822,596	EUR	36,470,959	Morgan Stanley & Co. Inc.	7/18/23	(11,133)
USD	3,427,869	GBP	2,780,000	Morgan Stanley & Co. Inc.	7/18/23	(103,194)
USD	77,545,423	GBP	62,183,091	Morgan Stanley & Co. Inc.	7/18/23	(1,437,455)
USD	12,323,297	MXN	211,046,000	Morgan Stanley & Co. Inc.	7/18/23	38,321
MXN	221,440,000	USD	12,800,000	Goldman Sachs Group Inc.	9/5/23	(26,083)
Net unrealized appreciation on open forward foreign currency contracts						$2,957,886

See Notes to Financial Statements.

32	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

Abbreviation(s) used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CNH	— Chinese Offshore Yuan

CNY	— Chinese Yuan Renminbi

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

INR	— Indian Rupee

JPY	— Japanese Yen

MXN	— Mexican Peso

NOK	— Norwegian Krone

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2023, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount*		Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
516,791,000		11/30/27	Daily SOFR Compound annually	2.980% annually	$(19,066,024)	$97,274	$(19,163,298)
719,995,000		2/15/29	2.850% annually	Daily SOFR Compound annually	35,486,536	15,914,583	19,571,953
428,445,000		4/30/29	3.270% annually	Daily SOFR Compound annually	12,000,522	2,813,913	9,186,609
193,808,000		6/30/29	3.850% annually	Daily SOFR Compound annually	(581,473)	192,434	(773,907)
1,482,510,000	MXN	7/18/29	28-Day MXN TIIE - Banxico every 28 days	7.450% every 28 days	(3,120,196)	385,020	(3,505,216)
1,560,270,000	MXN	7/20/29	28-Day MXN TIIE - Banxico every 28 days	7.440% every 28 days	(3,328,254)	491,459	(3,819,713)
138,082,000		9/30/29	3.250% annually	Daily SOFR Compound annually	3,920,394	60,904	3,859,490

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	33

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
213,837,000	2/15/47	1.520% annually	Daily SOFR Compound annually	$62,512,842	$(5,342,490)	$67,855,332
99,521,000	2/15/48	2.600% annually	Daily SOFR Compound annually	11,766,767	8,130,585	3,636,182
100,795,000	2/15/48	3.050% annually	Daily SOFR Compound annually	4,429,757	2,516,705	1,913,052
10,844,000	5/15/48	3.150% annually	Daily SOFR Compound annually	287,673	297,930	(10,257)
67,210,000	4/21/52	2.500% annually	Daily SOFR Compound annually	8,812,242	114,960	8,697,282
Total				$113,120,786	$25,673,277	$87,447,509

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CORPORATE ISSUES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Implied Credit Spread at June 30, 2023[3]	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Apache Corp., 4.875%, due 11/15/27	$9,404,000	6/20/26	1.152%	1.000% quarterly	$(39,265)	$(281,197)	$241,932
Apache Corp., 4.875%, due 11/15/27	26,989,000	12/20/26	1.369%	1.000% quarterly	(313,825)	(563,584)	249,759
Total	$36,393,000				$(353,090)	$(844,781)	$491,691

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.40 Index	$1,218,711,000	6/20/28	1.000% quarterly	$18,232,798	$8,642,280	$9,590,518

See Notes to Financial Statements.

34	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Western Asset SMASh Series Core Plus Completion Fund

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[5]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Fund†	Market Value[4]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.40 Index	$132,949,800	6/20/28	5.000% quarterly	$(3,713,334)	$383,147	$(4,096,481)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund‡	Periodic Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	$55,560,000	8/21/23	Daily SOFR Compound + 0.100%**	U.S. Treasury Bonds, 2.375%, due 5/15/51**	$(5,953,072)	—	$(5,953,072)

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	35

Schedule of investments (unaudited) (cont’d)

June 30, 2023

Western Asset SMASh Series Core Plus Completion Fund

[1]

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[5]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.

*	Notional amount denominated in U.S. dollars, unless otherwise noted.

**	One time payment made at termination date.

Abbreviation(s) used in this table:

MXN	— Mexican Peso

SOFR	— Secured Overnight Financing Rate

TIIE	— Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)

See Notes to Financial Statements.

36	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2023

Assets:
Investments, at value (Cost — $3,139,706,510)	$2,929,222,443
Foreign currency, at value (Cost — $26,831,858)	27,036,736
Deposits with brokers for centrally cleared swap contracts	90,836,724
Interest receivable	22,659,609
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $18,185,249)	19,135,911
Unrealized appreciation on forward foreign currency contracts	14,614,546
Receivable from brokers — net variation margin on open futures contracts	4,747,052
Deposits with brokers for open futures contracts and exchange-traded options	4,682,081
Deposits with brokers for OTC derivatives	3,630,000
Receivable for securities sold	2,558,521
Deposits with brokers for TBA securities	1,700,000
Receivable for premiums on written options	1,288,072
Receivable for Fund shares sold	742,698
Receivable from investment manager	67,767
Prepaid expenses	1,411
Total Assets	3,122,923,571

Liabilities:
Payable for securities purchased	354,657,794
Written options, at value (premiums received — $17,995,534)	24,415,114
Payable to brokers — net variation margin on centrally cleared swap contracts	18,429,772
Unrealized depreciation on forward foreign currency contracts	11,656,660
OTC swaps, at value (premiums received — $0)	5,953,072
Payable for Fund shares repurchased	2,082,730
Payable for open OTC swap contracts	1,743,421
Due to brokers for OTC derivatives	1,680,000
Accrued foreign capital gains tax	235,088
Payable to brokers for option premiums	41,521
Trustees’ fees payable	13,513
Accrued expenses	314,037
Total Liabilities	421,222,722
Total Net Assets	$2,701,700,849

Net Assets:
Par value (Note 5)	$4,221
Paid-in capital in excess of par value	3,911,481,813
Total distributable earnings (loss)	(1,209,785,185)
Total Net Assets	$2,701,700,849

Shares Outstanding	422,100,071

Net Asset Value	$6.40

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	37

Statement of operations (unaudited)

For the Six Months Ended June 30, 2023

Investment Income:
Interest	$83,272,983
Less: Foreign taxes withheld	(567,970)
Total Investment Income	82,705,013

Expenses:
Custody fees	124,524
Fund accounting fees	95,312
Legal fees	42,305
Trustees’ fees	27,179
Audit and tax fees	26,997
Registration fees	21,589
Commitment fees (Note 6)	11,909
Shareholder reports	8,903
Transfer agent fees	8,102
Commodity pool reports	5,949
Interest expense	3,653
Miscellaneous expenses	7,772
Total Expenses	384,194
Less: Fee waivers and/or expense reimbursements (Note 2)	(384,194)
Net Expenses	—
Net Investment Income	82,705,013

Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	(58,665,859)
Futures contracts	(116,738,889)
Written options	93,617,836
Swap contracts	113,674,309
Forward foreign currency contracts	3,223,558
Foreign currency transactions	3,327,348
Net Realized Gain	38,438,303
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	92,144,791	†
Futures contracts	21,418,784
Written options	(4,227,178)
Swap contracts	(87,016,000)
Forward foreign currency contracts	(2,675,298)
Foreign currencies	(42,404)
Change in Net Unrealized Appreciation (Depreciation)	19,602,695
Net Gain on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	58,040,998
Increase in Net Assets From Operations	$140,746,011

†	Net of change in accrued foreign capital gains tax of $98,290.

See Notes to Financial Statements.

38	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2023 (unaudited), the Period Ended December 31, 2022 and the Year Ended February 28, 2022	2023	2022†	2022

Operations:
Net investment income	$82,705,013	$121,096,456	$149,028,921
Net realized gain (loss)	38,438,303	(1,068,211,723)	(73,464,976)
Change in net unrealized appreciation (depreciation)	19,602,695	117,178,289	(296,160,528)
Increase (Decrease) in Net Assets From Operations	140,746,011	(829,936,978)	(220,596,583)

Distributions to Shareholders From (Note 1):
Total distributable earnings	(76,883,981)	(17,375,196)	(239,592,019)
Return of capital	—	(4,227,285)	—
Decrease in Net Assets From Distributions to Shareholders	(76,883,981)	(21,602,481)	(239,592,019)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares	364,987,108	1,048,234,756	1,619,525,396
Cost of shares repurchased	(328,417,728)	(1,227,358,615)	(962,085,023)
Increase (Decrease) in Net Assets From Fund Share Transactions	36,569,380	(179,123,859)	657,440,373
Increase (Decrease) in Net Assets	100,431,410	(1,030,663,318)	197,251,771

Net Assets:
Beginning of period	2,601,269,439	3,631,932,757	3,434,680,986
End of period	$2,701,700,849	$2,601,269,439	$3,631,932,757

†	For the period March 1, 2022 through December 31, 2022

See Notes to Financial Statements.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	39

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
	2023[1,2]	2022[1,3]	2022[1,4]	2021[1,4]	2020[1,5]	2019[1,4]	2018[1,4]

Net asset value, beginning of period	$6.25	$8.07	$9.08	$9.27	$8.91	$9.18	$9.20

Income (loss) from operations:
Net investment income	0.20	0.27	0.36	0.33	0.45	0.44	0.45
Net realized and unrealized gain (loss)	0.13	(2.04)	(0.80)	(0.44)	0.69	(0.31)	0.23
Total income (loss) from operations	0.33	(1.77)	(0.44)	(0.11)	1.14	0.13	0.68

Less distributions from:
Net investment income	(0.18)	(0.04)	(0.45)	(0.06)	(0.64)	(0.40)	(0.70)
Net realized gains	—	—	(0.12)	(0.02)	(0.14)	—	—
Return of capital	—	(0.01)	—	—	—	—	—
Total distributions	(0.18)	(0.05)	(0.57)	(0.08)	(0.78)	(0.40)	(0.70)

Net asset value, end of period	$6.40	$6.25	$8.07	$9.08	$9.27	$8.91	$9.18
Total return[6]	5.37%	(22.01)%	(5.37)%	(1.08)%	13.16%	1.44%	7.49%

Net assets, end of period (millions)	$2,702	$2,601	$3,632	$3,435	$2,404	$1,845	$1,735

Ratios to average net assets:
Gross expenses[7]	0.03%[8]	0.04%[8]	0.03%	0.04%	0.04%	0.04%	0.04%
Net expenses[9,10]	0.00 [8]	0.00 [8]	0.00	0.00	0.00	0.00	0.00
Net investment income	6.19 [8]	4.76 [8]	3.96	3.74	4.88	5.09	4.80

Portfolio turnover rate	52%[11]	53%	106%[11]	69%	31%	37%	26%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2023 (unaudited).

[3]	For the period March 1, 2022 through December 31, 2022.

[4]	For the year ended February 28.

[5]	For the year ended February 29.

[6]

Performance figures do not reflect the effect of fees and expenses associated with a separately managed account, nor a management fee or other operating expenses of the Fund. Such management fees are paid directly or indirectly by the separately managed account sponsor to the Fund’s manager or subadvisers. All operating expenses of the Fund were reimbursed by the manager, pursuant to an expense reimbursement arrangement between the Fund and the manager. If such fees were included, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Gross expenses do not include management fees paid to the manager and subadvisers. Management fees are paid directly or indirectly by the separately managed account sponsor.

[8]	Annualized.

[9]

The Fund’s manager has entered into an expense reimbursement arrangement with the Fund, pursuant to which the Fund’s manager has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

[10]	Reflects fee waivers and/or expense reimbursements.

[11]

Excluding mortgage dollar roll transactions. If mortgage dollar roll transactions had been included, the portfolio turnover rate would have been 99% for the six months ended June 30, 2023 and 150% for the year ended February 28, 2022, respectively.

See Notes to Financial Statements.

40	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset SMASh Series Core Plus Completion Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Fund may be purchased only by or on behalf of separately managed account clients where an affiliate of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) has an agreement to serve as investment adviser or subadviser (each affiliate, a “Managed Account Adviser”) to the account with the managed account program sponsor (the “Program Sponsor”) (typically, a registered investment adviser or broker/dealer) or directly with the client. Shareholders of the Fund pay fees to their separately managed account sponsor, some of which are paid to affiliates of LMPFA. LMPFA and the subadvisers do not charge investment management fees to the Fund.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	41

Notes to financial statements (unaudited) (cont’d)

manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information

42	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — unadjusted quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$619,539,946	—	$619,539,946
Sovereign Bonds	—	570,083,112	$26,708,834	596,791,946
Mortgage-Backed Securities	—	483,594,713	—	483,594,713
Collateralized Mortgage Obligations	—	466,802,354	—	466,802,354
Senior Loans	—	290,008,606	—	290,008,606
U.S. Treasury Inflation Protected Securities	—	110,331,183	—	110,331,183
Asset-Backed Securities	—	83,734,047	—	83,734,047
U.S. Government & Agency Obligations	—	54,288,774	—	54,288,774
Purchased Options:
Exchange-Traded Purchased Options	$20,101,523	—	—	20,101,523
OTC Purchased Options	—	692,545	—	692,545
Total Long-Term Investments	20,101,523	2,679,075,280	26,708,834	2,725,885,637

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	43

Notes to financial statements (unaudited) (cont’d)

ASSETS (cont’d)
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments†:
U.S. Treasury Bills	—	$168,988,359	—	$168,988,359
Overnight Deposits	—	34,348,447	—	34,348,447
Total Short-Term Investments	—	203,336,806	—	203,336,806
Total Investments	$20,101,523	$2,882,412,086	$26,708,834	$2,929,222,443
Other Financial Instruments:
Futures Contracts††	$45,719,075	—	—	$45,719,075
Forward Foreign Currency Contracts††	—	$14,614,546	—	14,614,546
Centrally Cleared Interest Rate Swaps††	—	114,719,900	—	114,719,900
Centrally Cleared Credit Default Swaps on Corporate Issues — Sell Protection††	—	491,691	—	491,691
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	9,590,518	—	9,590,518
Total Other Financial Instruments	$45,719,075	$139,416,655	—	$185,135,730
Total	$65,820,598	$3,021,828,741	$26,708,834	$3,114,358,173

44	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$23,743,826	—	—	$23,743,826
OTC Written Options	—	$671,288	—	671,288
Futures Contracts††	39,264,924	—	—	39,264,924
Forward Foreign Currency Contracts††	—	11,656,660	—	11,656,660
Centrally Cleared Interest Rate Swaps††	—	27,272,391	—	27,272,391
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	4,096,481	—	4,096,481
OTC Total Return Swaps‡	—	5,953,072	—	5,953,072
Total	$63,008,750	$49,649,892	—	$112,658,642

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

‡	Value includes any premium paid or received with respect to swap contracts.

(b) Purchased options. When the Fund purchases an option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Fund realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.

(c) Written options. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Fund’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Fund from the exercise of the written put option to form the Fund’s basis

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	45

Notes to financial statements (unaudited) (cont’d)

in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Fund.

The risk in writing a covered call option is that the Fund may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Fund is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(d) Options on futures contracts. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Fund. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.

(e) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

46	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(f) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(g) Swap agreements. The Fund invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Fund’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Fund has credit exposure to the counterparties of OTC Swaps.

In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Fund is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities.

Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	47

Notes to financial statements (unaudited) (cont’d)

held in segregated accounts with the Fund’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.

OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Fund are recognized as a realized gain or loss in the Statement of Operations.

The Fund’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of June 30, 2023, the total notional value of all credit default swaps to sell protection was $1,255,104,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Fund bought protection for the same referenced security/entity.

For average notional amounts of swaps held during the six months ended June 30, 2023, see Note 4.

Credit default swaps

The Fund enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Fund may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Fund has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Fund generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Fund could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Fund effectively adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. As a buyer of

48	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/ performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/ performance risk.

The Fund’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty). As the protection seller, the Fund’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.

Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.

Interest rate swaps

The Fund enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Fund records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	49

Notes to financial statements (unaudited) (cont’d)

The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Total return swaps

The Fund enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

(h) Loan participations. The Fund may invest in loans arranged through private negotiation between one or more financial institutions. The Fund’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Fund assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Fund and the borrower. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

(i) Unfunded loan commitments. The Fund may enter into certain credit agreements where all or a portion of the total amount committed may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments are disclosed in the accompanying Schedule of Investments. At June 30, 2023, the Fund had sufficient cash and/or securities to cover these commitments.

(j) Stripped securities. The Fund may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped

50	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Securities will fluctuate in response to changes in economic conditions, rates of prepayment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.

The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IO’s.

(k) Securities traded on a to-be-announced basis. The Fund may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Fund. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(l) Mortgage dollar rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.

The Fund executes its mortgage dollar rolls entirely in the TBA market, whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Fund accounts for mortgage dollar rolls as purchases and sales.

The risk of entering into mortgage dollar rolls is that the market value of the securities the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	51

Notes to financial statements (unaudited) (cont’d)

inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(o) Credit and market risk. Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

52	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(p) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter

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Notes to financial statements (unaudited) (cont’d)

(“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2023, the Fund held OTC written options, forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $18,281,020. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties. As of June 30, 2023, the Fund had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $3,630,000 which could be used to reduce the required payment.

At June 30, 2023, the Fund held non-cash collateral from Morgan Stanley & Co. Inc. in the amount of $124,145. This amount could be used to reduce the Fund’s exposure to the counterparty in the event of default.

(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of

54	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(s) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a monthly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(t) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(u) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2022, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. As of June 30, 2023, there were $235,088 of capital gains tax liabilities accrued on unrealized gains.

(v) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

LMPFA is the Fund’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”), Western Asset Management Company Ltd in Japan (“Western Asset Japan”) and Western Asset Management Company Limited (“Western Asset London”) are the Fund’s subadvisers. LMPFA, Western Asset, Western Asset Singapore, Western Asset

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	55

Notes to financial statements (unaudited) (cont’d)

Japan and Western Asset London are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

LMPFA and the subadvisers do not charge investment management fees to the Fund. However, the Fund is an integral part of the separately managed account program, and LMPFA and the subadvisers will be compensated directly or indirectly by separately managed account program sponsors. LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadvisers the day-to-day portfolio management of the Fund.

LMPFA has entered into an expense reimbursement arrangement with the Fund, pursuant to which LMPFA has agreed to reimburse 100% of the Fund’s ordinary operating expenses. The expense reimbursement arrangement does not cover interest, brokerage, taxes and extraordinary expenses. This expense reimbursement arrangement cannot be terminated prior to December 31, 2024 without the Board of Trustees’ consent.

During the six months ended June 30, 2023, fees waived and/or expenses reimbursed amounted to $384,194.

Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2023, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$212,949,715	$2,692,548,276
Sales	389,353,817	2,078,681,143

56	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

At June 30, 2023, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$3,139,706,510	$44,653,897	$(255,137,964)	$(210,484,067)
Written options	(17,995,534)	4,267,548	(10,687,128)	(6,419,580)
Futures contracts	—	45,719,075	(39,264,924)	6,454,151
Forward foreign currency contracts	—	14,614,546	(11,656,660)	2,957,886
Swap contracts	33,853,923	124,802,109	(37,321,944)	87,480,165

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2023.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[2]	$19,692,383	$1,101,685	—	$20,794,068
Futures contracts[3]	43,626,797	2,092,278	—	45,719,075
Forward foreign currency contracts	—	14,614,546	—	14,614,546
Centrally cleared swap contracts[4]	114,719,900	—	$10,082,209	124,802,109
Total	$178,039,080	$17,808,509	$10,082,209	$205,929,798

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$23,743,826	$671,288	—	$24,415,114
Futures contracts[3]	29,584,936	9,679,988	—	39,264,924
Forward foreign currency contracts	—	11,656,660	—	11,656,660
OTC swap contracts[5]	5,953,072	—	—	5,953,072
Centrally cleared swap contracts[4]	27,272,391	—	$4,096,481	31,368,872
Total	$86,554,225	$22,007,936	$4,096,481	$112,658,642

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	57

Notes to financial statements (unaudited) (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.

[2]	Market value of purchased options is reported in Investments at value in the Statement of Assets and Liabilities.

[3]

Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[4]

Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.

[5]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2023. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$(47,465,611)	$(678,733)	—	$(48,144,344)
Futures contracts	(95,883,668)	(20,855,221)	—	(116,738,889)
Written options	91,995,852	1,621,984	—	93,617,836
Swap contracts	92,072,209	—	$21,602,100	113,674,309
Forward foreign currency contracts	—	3,223,558	—	3,223,558
Total	$40,718,782	$(16,688,412)	$21,602,100	$45,632,470

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Purchased options[1]	$9,127,591	$(126,943)	—	$9,000,648
Futures contracts	33,049,196	(11,630,412)	—	21,418,784
Written options	(4,368,906)	141,728	—	(4,227,178)
Swap contracts	(79,919,016)	—	$(7,096,984)	(87,016,000)
Forward foreign currency contracts	—	(2,675,298)	—	(2,675,298)
Total	$(42,111,135)	$(14,290,925)	$(7,096,984)	$(63,499,044)

[1]	The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net Unrealized Appreciation (Depreciation) From Investments in the Statement of Operations.

58	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

During the six months ended June 30, 2023, the volume of derivative activity for the Fund was as follows:

Average Market Value
Purchased options	$9,007,047
Written options	14,926,174
Futures contracts (to buy)	5,121,465,399
Futures contracts (to sell)	5,415,658,368
Forward foreign currency contracts (to buy)	593,377,679
Forward foreign currency contracts (to sell)	456,548,539

Average Notional Balance
Interest rate swap contracts	$2,464,117,098
Credit default swap contracts (buy protection)	94,964,143
Credit default swap contracts (sell protection)	1,361,609,200
Total return swap contracts	55,560,000

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2023.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4,5]
Bank of America N.A.	$692,545	$(24,856)	$667,689	—	$667,689
BNP Paribas SA	3,252,800	(116,931)	3,135,869	—	3,135,869
Goldman Sachs Group Inc.	4,634,761	(3,794,028)	840,733	—	840,733
JPMorgan Chase & Co.	4,838,005	(10,546,834)	(5,708,829)	$3,630,000	(2,078,829)
Morgan Stanley & Co. Inc.	1,888,980	(3,798,371)	(1,909,391)	(124,145)	(2,033,536)
Total	$15,307,091	$(18,281,020)	$(2,973,929)	$3,505,855	$531,926

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.

[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[5]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

5. Shares of beneficial interest

At June 30, 2023, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share represents an identical interest and has the same rights.

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	59

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of the Fund were as follows:

	Six Months Ended June 30, 2023	Period Ended December 31, 2022†	Year Ended February 28, 2022
Shares sold	57,185,210	152,799,257	178,915,808
Shares repurchased	(51,567,880)	(186,254,299)	(107,108,764)
Net increase (decrease)	5,617,330	(33,455,042)	71,807,044

†	For the period March 1, 2022 through December 31, 2022.

6. Redemption facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 2, 2024.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended June 30, 2023.

7. Deferred capital losses

As of December 31, 2022, the Fund had deferred capital losses of $1,121,635,143, which have no expiration date, that will be available to offset future taxable capital gains.

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021 and December 2022, the FASB issued ASU No. 2021-01 and ASU No. 2022-06, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021 for certain LIBOR settings and 2023 for the remainder. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

60	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

9. Other matters

The Fund’s investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which was the offered rate for short-term Eurodollar deposits between major international banks. In 2017, the U.K. Financial Conduct Authority (“FCA”) announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. In connection with the global transition away from LIBOR led by regulators and market participants, LIBOR is no longer published on a representative basis. Alternative references rates have been established in most major currencies. In March 2022, the U.S. federal government enacted legislation to establish a process for replacing LIBOR in certain existing contracts that do not already provide for the use of a clearly defined or practicable replacement benchmark rate as described in the legislation. Generally speaking, for contracts that do not contain a fallback provision as described in the legislation, a benchmark replacement recommended by the Federal Reserve Board effectively automatically replaced the USD LIBOR benchmark in the contract upon LIBOR’s cessation at the end of June 2023. The recommended benchmark replacement is based on the Secured Overnight Financing Rate (SOFR) published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes. Various industry groups are in the process of facilitating the transition away from LIBOR, but there remains uncertainty regarding the impact of the transition from LIBOR on the Fund’s transactions and the financial markets generally.

*  *  *

Russia’s military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict could increase volatility and uncertainty in the financial markets and adversely affect regional and global economies. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that support Russia’s military invasion. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that the Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund’s ability to price, buy, sell, receive or deliver such investments was impaired. The Fund could determine at any time that certain of the most affected securities have little or no value. In addition, any exposure that the Fund may have to counterparties in Russia or in countries affected by the invasion could negatively

Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report	61

Notes to financial statements (unaudited) (cont’d)

impact the Fund’s portfolio. The extent and duration of Russia’s military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict, but could result in significant market disruptions, including in the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These and any related events could significantly impact the Fund’s performance and the value of an investment in the Fund, even beyond any direct exposure the Fund may have to Russian issuers or issuers in other countries affected by the invasion. At June 30, 2023, the Fund had 0.99% of its net assets invested in securities with significant economic risk or exposure to Russia.

62	Western Asset SMASh Series Core Plus Completion Fund 2023 Semi-Annual Report

Board approval of management and subadvisory agreements (unaudited)

The Executive and Contracts Committee of the Board of Trustees (the “Executive and Contracts Committee”) considered the Management Agreement between the Trust and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) with respect to the Fund and the following subadvisory agreements with respect to the Fund (collectively, the “Agreements”) (i) a subadvisory agreement between LMPFA and Western Asset Management Company, LLC (“Western Asset”) with respect to the Fund, (ii) a subadvisory agreement between LMPFA and Western Asset Management Company Limited (“WAML”) with respect to the Fund, (iii) a subadvisory agreement between LMPFA and Western Asset Management Company Pte. Ltd. in Singapore (“Western Singapore”) with respect to the Fund, and (iv) a subadvisory agreement between LMPFA and Western Asset Management Company Ltd in Japan with respect to the Fund (“Western Japan,” and together with Western Singapore, and WAML, the “Non-U.S. Subadvisers,” and together with Western Asset, the “Subadvisers,” and together with LMPFA, the “Advisers”) with respect to the Fund at a meeting held on April 27, 2023. At an in-person meeting held on May 15, 2023, the Executive and Contracts Committee reported to the full Board of Trustees their considerations and recommendation with respect to the Agreements, and the Board of Trustees, including a majority of the Independent Trustees, considered and approved renewal of the Agreements.

The Trustees noted that although Western Asset’s business is operated through separate legal entities, such as the Non-U.S. Subadvisers, senior investment personnel at Western Asset have supervisory oversight responsibility over the investment decisions made by the Non-U.S. Subadvisers. Therefore, in connection with their deliberations noted below, the Trustees primarily focused on the information provided by Western Asset when considering the approval of the Agreements between LMPFA and the Non-U.S. Subadvisers.

In arriving at their decision to approve the renewal of the Agreements, the Trustees met with representatives of the Advisers, including relevant investment advisory personnel; considered a variety of information prepared by the Advisers, materials provided by Broadridge and advice and materials provided by counsel to the Independent Trustees; reviewed performance and expense information for peer groups of comparable funds selected by Broadridge (the “Performance Universe”) and certain other comparable products available from Western Asset or affiliates of Western Asset, including separate accounts managed by Western Asset; and requested and reviewed additional information as necessary. These reviews were in addition to information obtained by the Trustees at their regular quarterly meetings (and various committee meetings) with respect to the Fund’s performance and other relevant matters and related discussions with the Advisers’ personnel. The information received and considered by the Board both in conjunction with the May meeting and at prior meetings was both written and oral. With respect to the Broadridge materials, the Board was provided with a description of the methodology used to determine the similarity of the Fund with the funds included in the Performance Universe. It was noted that while the Board found the Broadridge data generally useful they

Western Asset SMASh Series Core Plus Completion Fund	63

Board approval of management and subadvisory agreements (unaudited) (cont’d)

recognized its limitations, including that the data may vary depending on the end date selected and that the results of the performance comparisons may vary depending on the selection of the peer group and its composition over time. In considering the Fund’s performance, the Board took into account that the Fund is offered only to participants in separately managed account programs who pay costs and expenses, including fees for advice and portfolio execution, at the level of such programs rather than at the Fund level.

As part of their review, the Trustees examined LMPFA’s ability to provide high quality oversight and administrative and shareholder support services to the Fund and the Subadvisers’ ability to provide high quality investment management services to the Fund. The Trustees considered the experience of LMPFA’s personnel in providing the types of services that LMPFA is responsible for providing to the Fund; the ability of LMPFA to attract and retain capable personnel; and the capability and integrity of LMPFA’s senior management and staff. The Trustees also considered the investment philosophy and research and decision-making processes of the Subadvisers; the experience of their key advisory personnel responsible for management of the Fund; the ability of the Subadvisers to attract and retain capable research and advisory personnel; the risks to the Advisers associated with sponsoring the Fund (such as entrepreneurial, operational, reputational, litigation and regulatory risk), as well as LMPFA’s and each Subadviser’s risk management processes; the capability and integrity of the Advisers’ senior management and staff; and the level of skill required to manage the Fund. In addition, the Trustees reviewed the quality of the Advisers’ services with respect to regulatory compliance and compliance with the investment policies of the Fund, and conditions that might affect the Advisers’ ability to provide high quality services to the Fund in the future, including their business reputations, financial conditions and operational stabilities. Based on the foregoing, the Trustees concluded that the Subadvisers’ investment process, research capabilities and philosophy were well suited to the Fund given its investment objectives and policies, and that the Advisers would be able to meet any reasonably foreseeable obligations under the Agreements.

The Board reviewed the qualifications, backgrounds and responsibilities of LMPFA’s and Western Asset’s senior personnel and the team of investment professionals primarily responsible for the day-to-day portfolio management of the Fund. The Board also considered, based on its knowledge of LMPFA and its affiliates, the financial resources of Franklin Resources, Inc., the parent organization of the Advisers. The Board recognized the importance of having a fund manager with significant resources.

In reviewing the quality of the services provided to the Fund, the Trustees also reviewed comparisons of the performance of the Fund to the performance of certain comparable funds and to its investment benchmark over the 1-, 3-, 5- and 10-year periods ended December 31, 2022. The information comparing the Fund’s performance to that of its

64	Western Asset SMASh Series Core Plus Completion Fund

Performance Universe, consisting of all funds (including the Fund) classified as retail and institutional global income funds by Broadridge, showed, among other data, that the Fund’s performance for the 1-, 3-, and 5-year periods ended December 31, 2022 was below the median and that its performance for the 10-year period ended December 31, 2022 was above the median. The Board noted that the Fund’s performance trailed the performance of its benchmark for the 1-, 3-, and 5-year periods and exceeded the performance of its benchmark index for the 10-year period. The Board considered the factors involved in the Fund’s performance relative to the performance of its investment benchmark and Performance Universe.

The Board noted that the Fund does not pay a management fee. The Board also noted that the Fund is an integral part of the separately managed account program, and the Advisers are compensated directly or indirectly by separately managed account program sponsors. The Board recognized that LMPFA had agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses. The Board considered that this arrangement is expected to continue through December 2024.

The Trustees further evaluated the benefits of the advisory relationship to the Advisers, including, among others, the profitability of the relationship to the Advisers; the direct and indirect benefits that the Advisers may receive from their relationships with the Fund, including the “fallout benefits,” such as reputational value derived from serving as investment adviser to the Fund; and the affiliation between the Advisers and certain other service providers for the Fund. In that connection, the Board considered that the ancillary benefits that the Advisers receive were reasonable. The Trustees noted that Western Asset does not have soft dollar arrangements.

Finally, the Trustees considered, in light of the profitability information provided by the Advisers, the extent to which economies of scale would be realized by the Advisers as the assets of the Fund grow. The Board discussed whether LMPFA realizes economies of scale as the Fund’s assets grow. Among other things, the Board considered that the Fund pays no management fees to LMPFA. The Board also noted that LMPFA has agreed to pay all operating expenses of the Fund, except interest, brokerage, taxes, and extraordinary expenses.

In their deliberations with respect to these matters, the Independent Trustees were advised by their independent counsel, who is independent, within the meaning of the Securities and Exchange Commission rules regarding the independence of counsel, of the Advisers. The Independent Trustees weighed the foregoing matters in light of the advice given to them by their independent counsel as to the law applicable to the review of investment advisory contracts. In arriving at a decision, the Trustees, including the Independent Trustees, did not identify any single matter as all-important or controlling, and each Trustee may have attributed different weight to the various factors in evaluating the Agreements. The

Western Asset SMASh Series Core Plus Completion Fund	65

Board approval of management and subadvisory agreements (unaudited) (cont’d)

foregoing summary does not detail all the matters considered. The Trustees judged the terms and conditions of the Agreements in light of all of the surrounding circumstances.

Based upon their review, the Trustees, including all of the Independent Trustees, determined, in the exercise of their business judgment, that they were satisfied with the quality of investment advisory services being provided by the Advisers and that approval of the Agreements was in the best interest of the Fund and its shareholders.

66	Western Asset SMASh Series Core Plus Completion Fund

Statement regarding liquidity risk management program (unaudited)

Each of the Franklin Templeton and Legg Mason Funds has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid

Western Asset SMASh Series Core Plus Completion Fund	67

Statement regarding liquidity risk management program (unaudited) (cont’d)

Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees held in May 2023, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2022. The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

68	Western Asset SMASh Series Core Plus Completion Fund

Western Asset

SMASh Series Core Plus Completion Fund

Trustees

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Ronald L. Olson

Avedick B. Poladian

William E.B. Siart

Chairman

Jaynie M. Studenmund

Peter J. Taylor

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadvisers

Western Asset Management Company, LLC

Western Asset Management Company Limited

Western Asset Management Company Pte. Ltd.

Western Asset Management Company Ltd

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

Western Asset SMASh Series Core Plus Completion Fund

The Fund is a separate investment series of Legg Mason Partners Institutional Trust, a Maryland statutory trust.

Western Asset SMASh Series Core Plus Completion Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Western Asset SMASh Series Core Plus Completion Fund and is not intended for distribution to prospective investors.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy Is Our Priority

Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.

Information We Collect

When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:

•

Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.

•

Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.

•	Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).

•

Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.

•	Other general information that we may obtain about you such as demographic information.

Disclosure Policy

To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.

We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Confidentiality and Security

Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.

At all times, you may view our current privacy notice on our website at franklintempleton.com or contact us for a copy at (800) 632-2301.

*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:

Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans Franklin Advisers, Inc.

Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan

Franklin Mutual Advisers, LLC

Franklin, Templeton and Mutual Series Funds

Franklin Templeton Institutional, LLC

Franklin Templeton Investments Corp., Canada

Franklin Templeton Investments Management, Limited UK

Franklin Templeton Portfolio Advisors, Inc.

Legg Mason Funds serviced by Franklin Templeton Investor Services, LLC

Templeton Asset Management, Limited Templeton Global Advisors, Limited

Templeton Investment Counsel, LLC

If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2023 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD04237 08/23 SR23-4726

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Institutional Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: August 24, 2023

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date: August 24, 2023